Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 32,532	$ 38,754	$ 4,541
Accounts receivable	13,329	8,721	10,545
Inventory	1,409
Prepaid expenses and other current assets	3,089	1,609	843
Total current assets	50,359	49,084	15,929
Property and equipment, net	3,998	4,092	2,387
Capitalized software costs, net	9,950	8,935	7,647
Intangible assets, net	47,327	5,988	7,429
Goodwill	158,451	16,281	16,281
Deposits and other assets	1,919	559	321
Total assets	272,004	84,939	49,994
Current liabilities
Accounts payable	5,266	2,809	3,435
Accrued expenses	12,650	8,293	6,078
Deferred revenues	504	610	516
Capital lease obligations			48
Stock-based compensation liabilities		4,228
Total current liabilities	18,420	15,940	10,077
Puttable option liabilities			1
Deferred revenues	915	923	807
Contingent consideration	3,265
Long-term debt, net of unamortized discount and debt issuance costs	83,003		77,140
Related-party – Unsecured subordinated promissory note, net of unamortized discount and debt issuance costs	11,499
Contingent shares issuance liabilities	8,998	12,450
Other long-term liabilities	575	560
Total liabilities	126,675	29,873	88,025
COMMITMENTS AND CONTINGENCIES
CONTINGENTLY REDEEMABLE PREFERRED STOCK
Redeemable convertible preferred stock, $0.001 par value; 0 and 8,838,825 shares authorized as of December 31, 2020 and 2019, respectively; 0 and 8,838,825 shares issued and outstanding as of December 31, 2020 and 2019, respectively; aggregate liquidation preference of $0 and $62,466 as of December 31, 2020 and 2019, respectively.			61,907
STOCKHOLDERS’ EQUITY
Common stock value	9	8	3
Preferred stock value
Treasury stock, 0 and 223,157 shares, at cost, as of December 31, 2020 and 2019			(768)
Additional paid-in capital	394,134	291,277	87,199
Accumulated deficit	(248,814)	(236,219)	(186,372)
Total stockholders’ equity	145,329	55,066	(99,938)
Total liabilities and stockholders’ equity	$ 272,004	$ 84,939	$ 49,994